Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	Aegis Funds
Entity Central Index Key	0001251896
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I [Member]
Shareholder Report [Line Items]
Fund Name	Aegis Value Fund
Class Name	Class I
Trading Symbol	AVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aegis Value Fund for the period of January 1, 2024, to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at https://aegisfunds.com/. You can also request this information by contacting us at 1-800-528-3780.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-528-3780
Additional Information Website	https://aegisfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.43%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%
Updated Performance Information Location [Text Block]	Visit https://aegisfunds.com/ for more recent performance information.
Net Assets	$ 326,772,307
Holdings Count	81
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$326,772,307
Number of Holdings	81
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
International Petroleum Corp.	7.5%
Amerigo Resources Ltd.	6.3%
MEG Energy Corp.	5.4%
United States Treasury Bill	5.2%
Hallador Energy Company	4.6%
Kenmare Resources PLC	4.5%
Natural Gas Services Group, Inc.	4.1%
Bank of Cyprus Holdings PLC	4.1%
Equinox Gold Corp.	3.8%
Interfor Corp.	3.6%

Top Ten Countries	(%)
Canada	56.4%
United States	21.1%
Ireland	5.0%
Mauritius	4.7%
Cyprus	4.1%
Australia	3.5%
Nigeria	2.4%
Ghana	2.1%
United Kingdom	0.3%
Cash & Other	0.4%

Updated Prospectus Web Address	https://aegisfunds.com/